CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Undesignated preferred stock
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	9,993,199	10,000,000	936,144
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Series A preferred stock
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1	0	14,481,413
Preferred stock, shares issued (in shares)	1	0	5,654,072
Preferred stock, shares outstanding (in shares)	1	0	5,654,072
Series A Convertible Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	6,800	0
Preferred stock, shares issued (in shares)	6,300
Preferred stock, shares outstanding (in shares)	6,300	0
Common stock
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, share authorized (in shares)	1,000,000,000	1,000,000,000	110,000,000
Common stock, share issued (in shares)	529,492	528,742
Common stock, shares outstanding (in shares)	529,492	528,742